Other Assets (Details) - Schedule of other assets - Other Assets [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Assets (Details) - Schedule of other assets [Line Items]
Restricted cash	$ 321	$ 89
Long Term Bank Deposit	3
Long-term prepaid expenses	161	8
Right-of-Use assets, net	5,689	659
Total	$ 6,174	$ 756